INVENTORIES, NET	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
INVENTORIES, NET

5. INVENTORIES, NET

Inventories consisted of the following:

	As of
	June 30, 2026	December 31, 2025
Finished goods(1)	$5,132,823	$6,269,573
Raw materials(2)	5,088,965	3,429,181
Total Inventory	$10,221,788	$9,698,754

(1)	Finished goods includes electric vehicles and accessories.

(2)	Raw materials mainly include parts, and battery cells.

Based on historical observations, the write-downs were immaterial to be recognized for the inventories for the six months ended June 30, 2026 and for the year ended December 31, 2025.